                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]


                             BOWES INVESTMENT TRUST
                          4520 EAST WEST HWY, SUITE 540
                               BETHESDA, MD 20814
                                 (301) 654-9567
                            http://www.bowesfunds.com


     Approximate Date of Proposed Public Offering:
     It is proposed that this filing will become effective
     (check appropriate box)
     [ ]immediately upon filing pursuant to paragraph (b)
     [ ]on (date) pursuant to paragraph (b)
     [ ]60 days after filing pursuant to paragraph (a)(i)
     [ ]on (date) pursuant to paragraph (a)(i)
     [ ]75 days after filing pursuant to paragraph (a)(ii)

     If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          Comments should be directed to:            With copies to:

          Thomas I. Carocci                          David M. Leahy
          Bowes Funds, LLC                           Sullivan & Worcester LLP
          4520 East West Hwy., Suite 540             1025 Connecticut Avenue
          Bethesda, Maryland 20814                   Washington, D.C.  20036
          301-654-9567                               202-775-8190

Declaration Pursuant to Rule 24f-2. The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

      BOWES INVESTMENT TRUST - CROSS REFERENCE SHEET
Form N-1A

                                                Location in
PART A                                          Registration
Item No.    Item Name                           Statement
--------    ---------                           ---------
1.          Cover Page                          Cover Page

2.          Synopsis                            Expense Summary

3.          Condensed Financial Highlights      Performance Information

4.          General Description of Registrant   Investment Objective, Policies,
                                                and Risks

5.          Management of the Fund              Management of the Fund

6.          Capital Stock and Distributions,    Management of the Fund; Dividends,
            Other Securities                    Distributions and Taxes

7.          Purchase of the Securities          How to Purchase Fund Shares; How
            Being Offered                       Net Asset Value is Determined

8.          Redeeming Fund Shares               How to Redeem Fund Shares

9.          Pending Legal Proceedings           Not Applicable

                       STATEMENT OF ADDITIONAL INFORMATION

PART B                                          Location in Part B (Statement of
Item No.    Item Name                           Additional Information)
10.         Cover Page                          Cover Page

11.         Table of Contents                   Table of Contents

12.         General Information and History     Not Applicable

13.         Investment Objectives and Policies  Investment Objective,
                                                Policies; and Risks

14.         Management of the Fund              Trustees and Officers

15.         Control Persons and Principal       Not Applicable
            Holders of Securities

16.         Investment Advisory and             Investment Advisory and Other Services;
            Other Services                      Distribution of Fund Shares and 12b-1 Plan

17.         Brokerage, Allocation and           Portfolio Transactions and Brokerage
            Other Practices

18.         Capital Stock and                   Capital Shares
            Other Securities

19.         Purchase, Redemption and Pricing    Pricing and Redemption
            Of Securities Being Offered         of Securities Being Offered

20.         Tax Status                          Taxes

21.         Underwriters                        Distribution of Fund Shares and 12b-1 Plan

22.         Calculation of Performance          Calculation of Performance
            Data

23.         Financial Statements                Statement of Assets and Liabilities

[logo]                       BOWES INVESTMENT TRUST
                             BANK AND INSURANCE FUND
                             PROSPECTUS , 1998

INVESTMENT OBJECTIVE AND POLICIES
Bowes Investment Trust (the "Trust") is an open-end diversified management investment company that currently offers one investment portfolio, the Bank and Insurance Fund (the "Fund"). The Fund's investment objective is to achieve long term capital appreciation. The Fund seeks to achieve its investment objective by normally investing at least 65% of its total assets in the equity securities of United States based companies involved in the banking and insurance industries.

The Fund will concentrate in the banking and insurance industries. Issuers in the banking and insurance industries include banks, savings and loan organizations, credit card companies, consumer finance companies, credit unions, mortgage lenders, life and health insurers, property casualty insurers, insurance brokers and agents, and financial guaranty insurance companies. The Fund's concentration in the banking and insurance industries is a fundamental policy and may not be changed without shareholder approval.

In addition, the Fund intends to deposit a portion, not to exceed 5% of its net assets, in savings accounts of mutual bank and thrift institutions and to invest a portion, not to exceed 5% of its net assets, in general account fixed annuities of mutual life insurance companies, each of which may entitle the Fund to participate in conversions and de-mutualizations, respectively, that may occur in the future. In order to take advantage of the new 20% maximum capital gains tax rate, the Fund utilizes tax-sensitive investment strategies designed to minimize taxable distributions to shareholders and maximize after-tax returns.

The Fund's investment manager is Bowes Funds, LLC (the "Advisor"). The Advisor is located at 4520 East West Highway, Suite 540 Bethesda, Maryland 20814. Shares of the Fund are distributed by Countrywide Investments, Inc.

About this Prospectus
This Prospectus is designed to set forth concisely the information you should know about the Trust before you invest. It should be retained for future reference. More information about the Trust is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. On-line access to this prospectus is available at www.sec.gov or www.bowesfunds.com. To obtain a free copy, call the Distributor at
(888)-829-9973. The Statement of Additional Information dated               ,
1998 is hereby incorporated by reference into this Prospectus.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

EXPENSE SUMMARY

The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund.

                        SHAREHOLDER TRANSACTION EXPENSES

           Maximum sales load imposed on purchases ------------- None Maximum sales load imposed on reinvested dividends -- None Deferred sales load --------------------------------- None
           Redemption Fees *------------------------------------ None *

           * A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $9. See "How to Redeem Fund Shares".

                         ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)

           Management Fees -------------------------------------  1.00%
           12b-1 Fees ------------------------------------------   .25%
           Other Expenses --------------------------------------   .73%
                                                                  -----

           Total Fund Operating Expenses -----------------------  1.98%

The purpose of the above table is to assist you in understanding the various expenses that you would bear directly or indirectly as an investor in the Fund. "Management Fees" are paid by the Fund to the Fund's Advisor under the terms of the Investment Management Agreement. "12b-1 Fees" are for distribution, promotional and shareholder servicing costs paid by the Fund under the terms of the Distribution Plan. "Other Expenses" includes custodian, legal, accounting, transfer agency and shareholder administration fees, printing, and other customary Fund expenses. The "Other Expenses" are based on estimated amounts for the current fiscal year. The Fund's fees and expenses are discussed in more detail under "Management of the Fund".

Example
The following example illustrates the expenses you would incur on a $1,000 investment over one and three year periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period:

                         1 Year            3 Years
                         ------            -------
                          $20               $ 62

This example should not be considered a representation of past or future expenses or performance. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

INVESTMENT OBJECTIVE, POLICIES, AND RISKS

The investment objective of the Fund is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of United States based issuers involved in the banking and insurance industries. Equity securities may include common stocks, preferred stocks, convertible securities, warrants and limited partnership interests. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Issuers in such industries include banks, savings and loan organizations, credit card companies, consumer finance companies, credit unions, mortgage lenders, life and health insurers, property casualty insurers, insurance brokers and agents, and financial guaranty insurance companies. United States based issuers are defined as those companies that both (a) derive a majority of their revenues from operations in the United States and (b) have corporate headquarters located in the United States. As the nature of the banking and insurance industries are impacted by mergers, regulations, or product line dynamics, additional types of equity issuers that derive a substantial portion of their revenues from the banking and insurance industries may be added to the list of permissible investments for the Fund. There is no assurance that the Fund's investment objective will be achieved. The Fund's investment objective is not fundamental and may be changed by the Trustees of the Fund without shareholder vote. Shareholders would be given 30 days prior notice before any change is made to the Fund's investment objective.

The Fund intends to achieve its investment objective through the Advisor's use of fundamental investment analysis and research supported by the background and experience in financial institution corporate finance, financial analysis, and merger evaluation of the Advisor's principal and his staff. The opportunities for capital appreciation by investing in the banking and insurance industries can be summarized as follows:

            (A)         MERGERS & PRODUCT LINE EXPANSION

            The current financial health and high capital and earnings levels of the banking and insurance industries, coupled with regulations permitting geographic and product line expansion has created a dynamic merger environment that has seen the number of banking and thrift institutions decrease from over 20,000 in 1992 to approximately 9,000 at the beginning of 1998. Economies of scale have become more important to financial institution profitability. Disparity in the price to earnings ratio and price to book value ratios among banking, thrift and insurance institutions has also been conducive to mergers in those industries.

            (B)         MANAGEMENT EFFECTIVENESS; USE OF TECHNOLOGY

            Improved marketing techniques, the greater application of improved underwriting policies and management decisions to implement technological upgrades to improve efficiency has tended to contribute to earnings growth of the banking and insurance industries. More sophisticated financial management techniques to protect against risk to earnings from changes in interest rates have been widely implemented. Institutions with seemingly identical balance sheets and product lines may be oppositely sensitive to interest rate moves or asset and liability re-pricing, depending on each company's use of asset liability management tools and the view of each company's management. Bank management decisions to invest in their own institutions in the form of share repurchase programs have been favorable to the share price dynamics of bank stocks. These buyback programs have become more frequent in the past two years as institutions have decided that among their best investments is investment in their own shares.

            (C)          MUTUAL CONVERSIONS

            Access to capital markets by mutual institutions may be expanded by converting to stock ownership form. The opportunity for policyholders and depositors to realize liquid shareholder value, and ultimate acquisition or merger with other industry participants are key benefits contemplated in decisions to convert from mutual form to public ownership. Banking and insurance industry regulators, whose primary functions are to protect depositors and policyholders and to ensure capital adequacy, have adopted policies to allow mutual depositors and mutual policyholders to become stockholders of their own institutions, often at a discount to the institution's pro-forma tangible book value and, depending on industry pricing and market trends at the time, often at a substantial discount to the value of the institution in a merger transaction. If the Fund were a depositor or policyholder in a mutual banking, thrift or insurance institution, it would be entitled to subscription rights if and when any of those institutions determined to de-mutualize.

            (D)         MODERNIZATION OF REGULATIONS

            Strengthened and uniform regulation of the thrift, insurance and banking industries have assisted in creating an environment where industry participants may achieve improved financial performance. Regulatory modernization has permitted banks, thrifts and insurers to offer additional products and services that may have higher marginal profitability than a narrower more traditional product line. Regulations allowing geographic expansion have allowed issuers to achieve improved economies of scale.

Growth and Value Stocks
Growth oriented mutual funds generally focus on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Value oriented mutual funds generally emphasize companies that, considering their assets and earnings history, are attractively priced and may provide dividend income. Value stocks may be issuers that have experienced recent price weakness yet maintain a strong underlying franchise value or solid financial condition. The banking and insurance sectors contain both growth and value stock opportunities. The Fund may invest in the securities of issuers classified as either growth or value stocks or both depending on the particular type and characteristics of such issuers. Regardless of issuer style classification, the Fund will strive to identify undervalued issuers representing solid opportunity for long term appreciation without a specific focus on dividend income.

Tax Sensitive Investing For The Long Term
The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term fluctuations in the stock market. In order to capitalize on the Taxpayer Relief Act of 1997, which lowers the maximum capital gains tax rate from 28% to 20% on shares held longer than 18 months, the Fund uses tax-sensitive investment strategies designed to generate maximize after-tax returns.

Portfolio Turnover
While it is difficult to predict, the annual portfolio turnover rate for the Fund is not expected to exceed 75%. A 75% turnover rate would occur, for example, if three quarters of the securities in the Fund were replaced within one year. In pursuit of the Fund's investment objective, management monitors Fund investments and (considering the Fund's tax strategies) adjusts the Fund's portfolio accordingly regardless of portfolio turnover concerns. Portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of the Advisor. Increased portfolio turnover to accommodate redemptions may result in the acceleration of net taxable gains and additional brokerage costs to the Fund.

Conversions and De-Mutualizations
The Fund intends to deposit a portion, not to exceed 5% of its net assets, in savings accounts of domestic mutual bank and thrift institutions and to invest a portion, not to exceed 5% of its net assets, in general account fixed annuities of domestic mutual life insurance companies, such deposits and investments may entitle the Fund to participate in conversions and de-mutualizations, respectively, that may occur in the future. Additionally, the Fund may invest in initial public offerings of mutual conversions and de-mutualizations.

Illiquid Securities
The Fund may invest up to 15% of its net assets in restricted or illiquid securities. Restricted or illiquid securities are securities which are not freely marketable or which are subject to restrictions upon sale under the Securities and Exchange Act of 1933. The Fund's Trustees may, in accordance with procedures adopted by the Fund, from time to time determine certain restricted securities known as Rule 144A securities to be liquid. Such securities, determined by the Trustees to be liquid, will not be subject to the 15% limitation described above. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. The Fund may invest in securities offered in an initial public offering where the Fund will not receive shares for which it has subscribed within a seven day period ("when-issued securities").

Loan Participations
The Fund may invest, subject to an overall 10% limit of any specific loan, in loan participations, typically made by a syndicate of banks to U.S. or governmental borrowers for a variety of purposes. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments the Fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investments in loan participations present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies and may not be protected by the securities laws. Also, loan participations are generally considered to be illiquid and therefore subject to the Fund's overall 15% limitation on illiquid securities.

Borrowing Money
The Fund will not borrow money, except that the Fund may borrow from banks, for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 5% of the value of the Fund's net assets (including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's net assets, the Fund will not make any additional investments.

Repurchase Agreements
The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund acquires a debt instrument for a relatively short period(usually not more than one week), subject to the obligation of the seller to purchase and the Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested. The Fund's repurchase agreements will at all times be fully collateralized in an amount equal to 102% of the purchase price including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily by the Advisor and if the value of such instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, the Fund may incur a loss. If such a defaulting seller were to become insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, disposition of the underlying securities could involve certain costs or delays pending court action. Finally, it is not certain whether the Fund would be entitled, as against a claim of the seller or its receiver, trustee in bankruptcy or creditors, to retain the underlying securities. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund.

Options, Index Options, Interest Rate Swaps and Options
The Fund may invest in options on securities, financial indices, and interest rates. The Fund intends to use options and swaps to hedge the value of its portfolio against adverse movements in securities prices or interest rates. Please refer to the Statement of Additional Information for a more detailed discussion of these investments. The Fund may enter into options contracts and interest rate swaps provided that such investments represent not more than 5% of the Funds net assets. The risk of loss in option contracts and interest rate swaps in some strategies can be substantial due to the extremely high degree of market valuation fluctuation potential. As a result, a relatively small price movement in an options contract or in the investment underlying the option contract or a small change in interest rates may result in immediate and substantial loss (as well as gain) to the investor. However, the Fund will not use options and interest rate swaps for speculative purposes. Accordingly, the primary risks associated with the use of options and swaps are: (i) the risk that securities prices and interest rates will not move in the direction that the Advisor anticipates; (ii) an imperfect correlation between the change in market value of the equities held by the Fund and the prices of related option contracts; (iii) possible lack of a liquid secondary market for an option contract and the resulting inability to close an option position prior to its expiry date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a futures or option position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Cash Reserves
To accommodate future investment opportunities and for possible redemptions, the Fund maintains short term investment securities, including, but not limited to, commercial paper, institution and retail money market funds, savings accounts at mutual banks and thrifts and certificates of deposit, that can easily and quickly be converted to cash.

Risks of Investing in Banks and Insurers
The Fund is subject to market, industry, or issuer specific risks described below and in the Statement of Additional Information. These risks may cause your investment in the Fund, as with any investment, to decrease in value. Financial services companies are subject to extensive government regulation that may limit both the amount and types of loans and commitments they can make and policies they can issue, and the interest rates and fees they can charge. Financial performance depends, in part, on the issuer's such as those in which the Fund invests access to capital, and can fluctuate when interest rates change. Credit losses resulting from financial difficulties of borrowers can adversely impact the banking, consumer finance, and mortgage lending industry. Insurance companies may be subject to, among other factors, poor investment performance, policy pricing competition, higher claims and claim processing expenses, adverse mortality and morbidity experience, marketing competition and general economic conditions. Individual insurance companies may be subject to material risks including reserve inadequacy and the inability to collect from reinsurance carriers.

Other Risks You Should Consider
The Fund will often invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced daily volume of trading in their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be adversely impacted by competition from larger industry companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. The Fund may invest in securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years' continuous activity as a publicly traded company, even though they may have a longer history of operations as a private or mutually owned institution. Unseasoned issuers may not yet have established the market institutional analyst following of a seasoned public company.

HOW TO PURCHASE FUND SHARES

The minimum initial purchase requirements, which may be changed from time to time or altered in certain circumstances, are:

               Regular Accounts               $2,000
               IRA and IRA Rollovers           1,000
               Gifts to Minors                 1,000
               Automatic Investment Plan       1,000
               Defined Contribution Plans      1,000

To purchase shares in the Fund, simply complete the Account Application form included with the Prospectus and mail it along with a check payable to the "Bank and Insurance Fund" as follows:

                             Bank and Insurance Fund
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

Express Mail/Overnight:      Bank and Insurance Fund
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202

A prompt confirmation indicating the details of the transaction will be sent to you. In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

The Fund will, at its discretion, accept orders transmitted by these organizations although not accompanied by payment for the shares being purchased. Payment must be received by the Fund within three business days after acceptance of the order. The price at which a purchase will be effected is based on the next calculation of net asset value after the application and check are received by the Fund's transfer agent or any other authorized agent of the Fund.

Payment for Fund Share Purchases
Payment for shares purchased should be made by check or money order drawn on a United States bank and made payable to the "Bank and Insurance Fund". Checks made payable to a party other than "Bank and Insurance Fund", (for example, the account registrant, the Fund's transfer agent or your retirement account custodian) will not be accepted. Alternatively, payment for shares purchased by institutions by telephone may be made by wire or electronic funds transfer from the investor's bank to the Bank and Insurance Fund as follows:

                                 Star Bank, N.A.
                                 ABA # 042000013
                         Credit: Bank and Insurance Fund
                                 DDA # 488886599
                     [Your Name(s) as Registered with Fund]
                          [Your Account # at the Fund]

The Fund will not accept purchases by cash or credit card or checks drawn on foreign banks unless provision is made for payment through a U.S. bank in U.S. dollars. The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders, when in the judgment of management, such withdrawal or rejection is in the best interest of the Fund. The Fund also reserves the right at any time to waive the minimum investment requirements applicable to initial investments, to increase minimum investment or account balance requirements following notice. No application to purchase shares is binding on the Fund until confirmed in writing.

Automatic Investment Plan
By completing the Automatic Investment Plan section of the account application attached herein, you may authorize the Fund to debit your bank account for the periodic purchase of Fund shares on the 15th day and/or the last business day of each month. You will receive confirmation of automatic investments after each transaction.

Telephone Investments
The Fund will, at its discretion, accept purchase orders from existing institutional shareholders by telephone although not accompanied by payment for the shares being purchased. To receive the net asset value for a specific day, a telephone purchase request must be received before the close of the New York Stock Exchange on that day. Payment for shares ordered by telephone must be received by the Fund within three business days after acceptance of the order. In order to make sure that payment is received on time, shareholders are encouraged to remit payment by electronic funds transfer. Shareholders may also remit payment by wire or by overnight delivery. If payment is not received on time, the Fund may cancel the order and redeem shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares. The Advisor bears the risk of loss from cancelled orders that result in a loss when the Fund cannot recover the loss from a shareholder account. Telephone purchase orders may not exceed ten times the value of an account on the date the order is placed.

Market Timing
Some investors try to profit from investing in a mutual fund or stock when they expect prices to rise, and selling their investment when they expect the market to fall. With this buying and selling revolving door, a fund incurs expenses for buying and selling securities. These costs are borne by the remaining long term fund shareholders. In addition, investors attempting to time the markets may face higher tax rates on short-term capital gains and/or losses. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, including the timing of the investment or because of a history of excessive trading by the investor.

Open Account System
Unless otherwise directed, all investor accounts are maintained on a book-entry basis. Share certificates will not be issued. Shares purchased by dividend reinvestment or under an Automatic Investment Plan, will be confirmed after each transaction. The investor will receive a printed confirmation indicating the dollar amount of the transaction, the per share price of the transaction and the number of shares purchased or redeemed.

Statements and Reports
The Fund will send you account and tax statements to help you keep track of your investment throughout the year as well as when you are preparing your income tax returns. In order to assist you in evaluating Fund performance, a detailed financial statement showing a statement of operations and balance sheet including a listing of portfolio holdings will be mailed to you in March and September. For tax purposes, a reports of the previous year's dividend distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts will be sent to you in January of each year. Shareholder account inquiries may be made by contacting Countrywide Fund Services, Inc., the Fund's transfer agent at 1-888-829-9973 or by writing to the Fund, c/o Countrywide Fund Services, Inc. P.O. Box 5354 Cincinnati, Ohio 45201-5354. For Express Mail or Overnight delivery the Fund's address is 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202

Confirmation and Account Statements
You will be sent, each time you buy or sell shares, a confirmation statement indicating details with respect to the date and the amount of your transaction. A statement of your account value will be sent to you at the end of each statement period showing the market value of your account at the close of the statement period, as well as distributions, purchases, and redemptions for the current calendar year.

HOW TO REDEEM FUND SHARES

The Fund will buy back from any investor, at current net asset value, all shares of the Fund offered for redemption. The redemption price of shares tendered for redemption will be the net asset value next determined after receipt of telephone or written redemption instructions by the Fund or other authorized agent of the Fund. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. The written request for redemption must be signed by each registered owner exactly as each account is registered and must clearly identify the account and the number of shares or the dollar amount to be redeemed. It is important that you call the Advisor before you redeem a large dollar amount.

Signature Guarantee On Certain Redemptions
The use of signature guarantees is intended to protect the shareholder and the Fund from a possibly fraudulent application for redemption. The signatures of the redeeming shareholders must be guaranteed by a national or state bank, a member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc. (NASD), a credit union, a federal savings and loan association or another eligible guarantor institution if the redemption: exceeds $25,000; is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; or is being mailed to an address other than the one on record. This prospectus hereby constitutes notice that a signature guarantee may be required in the above circumstances. A notary public is not an acceptable guarantor. The Fund also reserves the right to require a signature guarantee under other circumstances. The signature guarantees must appear, together with the signatures of the registered owners (i) on the written request for redemption which clearly identifies the account and the dollar amount or number of shares to be redeemed, or (ii) on a separate instrument of assignment ("stock power") which may be obtained from a bank or broker. The use of signature guarantees is intended to protect the shareholder and the Fund from a possibly fraudulent application for redemption.

Additional documents such as corporate authorizations are required for proper account establishment prior to redemptions by corporations, executors, administrators, trustees and guardians. The Fund's Transfer Agent will be pleased to assist you with the proper forms required for corporate or other non-individual account set-up and can be reached at 888-829-9973.

Telephone Redemptions
All shareholders are permitted to redeem shares by telephone, except that the telephone redemption option is not available for shares held in retirement accounts. Telephone redemption requests may be made by calling 1-888-TAX-WYSE. To receive the net asset value for a specific day, a redemption request must be received before the close of the New York Stock Exchange on that day. As discussed above, certain requests must be in writing and the signature of a redeeming shareholder must be signature guaranteed. All telephone transactions are recorded and written confirmations indicating their details will promptly be sent to the shareholder of record. Prior to accepting a telephone transaction, the shareholder placing the order may be required to provide certain identifying information. A shareholder electing to communicate instructions by telephone may be giving up some level of security that would otherwise be present were the shareholder to request a transaction in writing. Neither the Fund nor its Transfer Agent or Advisor assume responsibility for the authenticity of instructions communicated by telephone or other medium which are reasonably believed to be genuine and which comply with the foregoing procedures. The Fund, and/or its Transfer Agent, may be liable for losses resulting from unauthorized or fraudulent telephone or on-line instructions in the event these procedures are not followed.

In times of extreme economic or market conditions, redeeming shares by telephone may be difficult.

The Fund may terminate or modify the procedures concerning the telephone and wire transfer services at any time, although shareholders of the Fund will be given at least 60 days' prior notice of any termination or material modification.

Payment for Redeemed Shares
Payment for shares redeemed upon written request will be made by check and generally will be mailed within three business days after receipt by the transfer agent of the properly executed redemption request. Payment for shares redeemed by telephone will be made by check payable to the account name(s)and address exactly as registered, and generally will be mailed within three business days following the date of the request for redemption. A shareholder may request that payment for redeemed shares of the Fund be made by wire or electronic funds transfer. Shareholders may elect to use these services on the account application or by providing the Fund with a signature guaranteed letter requesting these services and designating the bank to receive all wire or electronic funds transfers. A shareholder may change the pre-designated bank of record by providing the Fund with written, signature guaranteed instructions. Wire and electronic funds transfers are subject to a $1,000 minimum. Redemption proceeds paid by wire transfer generally will be transmitted to the shareholder's pre-designated bank account on the next business day after receipt of the shareholder's redemption request. There is a $9 fee for each wire payment for shares redeemed by the Fund. Redemption proceeds paid by electronic funds transfer will be electronically transmitted to the shareholder's pre-designated bank account on the second business day after receipt of the shareholder's redemption request.

Shareholders may encounter delays in redeeming shares purchased by check (other than cashier's or certified checks, electronic funds transfer or through the Automatic Investment Program) if the redemption request is made within 15 days after the date of purchase. In those situations, the redemption check will normally be mailed within 15 days after the transfer agent's receipt of the purchase instrument, provided that it has not been dishonored or cancelled during that time. The foregoing policy is to ensure that all payments for the shares being redeemed have been honored. In addition to the foregoing restrictions, no redemption payment will be made for shares that have been purchased by telephone order until full payment for the shares has been received. In any event, valid redemption requests concerning shares for which full payment has been made will be priced at the net asset value next determined after receipt of the request.

Involuntary Redemptions
As a means of reducing its expenses, the Fund is authorized to redeem all shares held in regular accounts with a value of less than $2,000.

Such redemptions will be permitted only when the account is reduced below the minimum value by redemption, and not by declines in per share net asset value. As a result, accounts established with the applicable minimum investment might be subject to redemption after a redemption has been made by the shareholder. At least 30 days' written notice will be given to a shareholder before such an account is redeemed. During that time, the shareholder may add sufficient funds to the account. If such amount is not added to the account, the shares will be redeemed, at the per share net asset value next determined after the 30th day following the notice. A check for the proceeds will be sent to the shareholder.

MANAGEMENT OF THE FUND

Board of Trustees
The Fund is a diversified series of Bowes Investment Trust, an open end management investment company organized as a business trust under the laws of the State of Delaware. The Board of Trustees is responsible for the overall management of the Fund. The Trustees set broad policies for the Fund, employ the Fund's Advisor, and elect the Fund's Officers. The Trustees are responsible for the approval and review of the Fund's material contracts.

The Board of Trustees is comprised of one officer of the Advisor, and three Trustees who are not "interested persons" of the Fund or the Advisor, as that term is defined in the Investment Company Act of 1940. A list of Trustees and Officers of the Fund and a description of their present positions and principal occupations during the past five years can be found in the Statement of Additional Information.

Investment Adviser
Bowes Funds, LLC (the "Advisor"), located at 4520 East West Highway, Suite 540 Bethesda, Maryland 20814, serves as the investment adviser to the Fund. The Advisor will furnish continuous investment advisory and management services to the Fund. Robert B. Bowes is President and Chief Executive Officer of the Advisor and Chairman of the Board and President of the Fund. Mr. Bowes has voting control of the Advisor. He is also the Fund's portfolio manager and, as such, exercises day-to-day responsibility for the management of the Fund's portfolio. Prior to forming the Advisor in October, 1997, Mr. Bowes had 13 years of experience as a financial manager, including 8 years most recently as Vice President of The Chase Manhattan Bank, N. A. in its North America Corporate Finance - Financial Institutions Group, 4 years in which he served as President of Fund Commission Services, Inc., a mutual fund financial advisory company, and one year in which he served as Chief Financial

Officer of Financial Institution Partners, L.P., a private institutional equity investment partnership with total invested assets of approximately $90 million as of September 5, 1997. As of the date of this Prospectus, the Advisor is the sole shareholder of the Fund. For its services, the Advisor receives a monthly fee at the rate of 1.00% per annum of the average daily net assets of the Fund.

Under the Agreement, the Advisor, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization. The Advisor pays the salaries and fees of all officers and Trustees of the Fund affiliated with the Advisor.

Year 2000 Disclosure
The Advisor has assessed the exposure of the Fund to potential problems associated with computer failures or errors that may be caused by operating systems because of erroneous date calculation readings. There are several suppliers of services to the Fund that have also or are in the process of assessing their exposure to Year 2000 issues, if any. The suppliers that have been surveyed are the Fund's Advisor, independent accountants, custodian, transfer agent, administrator and shareholder servicing agent. Each has supplied the Registrant with a status report regarding their anticipated costs, if any, and problems and uncertainties associated with Year 2000 consequences, if any. In turn, the principal vendors and service providers to the Fund have inquired and received an assessment from their key suppliers. Based on the results of these inquiries and assessments, the Fund and the Advisor expect (a) no material costs associated with and (b) no material adverse impact on the business, operations, or financial condition of the Fund from computer correction projects or the prevention of adverse consequences of the Year 2000 problem.

Operating Expenses
The Fund pays all of its own expenses, including, without limitation, the expense of registering its shares with the Securities and Exchange Commission and in the various states, advisory and administration fees, costs of organization and maintenance of corporate existence, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, costs of meetings of shareholders, fees paid to disinterested Trustees, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Fund's assets, charges of securities pricing services, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services and stock transfer agents.

Distributor and Distribution Fees
The Fund has retained Countrywide Investments, Inc. or an affiliate ("Distributor") to provide the Fund with primary underwriting, distribution, institutional selling and servicing, and settlement of Fund shares. Distributor is a member of the National Association of Securities Dealers, Inc. (NASD). Distributor was organized in 1974 and is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Fund is a member of National Securities Clearing Corporation (NSCC).

Rule 12b-1 Fees are distribution fees which the Fund pays or reimburses the Distributor or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, but are not limited to, distribution or service fees paid to financial intermediaries or others who have executed a servicing agreement with the Fund, fees paid for advertising and promoting the Fund, printing prospectuses and reports used for sales purposes, and the costs of preparing and distributing sales literature. The Fund is authorized to pay annual Rule 12b-1 fees of up to .25% of the average daily net assets of the Fund.

Transfer Agent and Administrator
The Fund has retained Countrywide to serve as the Fund's transfer agent, dividend paying agent and shareholder servicing agent.

In addition, Countrywide has been retained to provide administrative services to the Fund. The administrative services provided by Countrywide to the Fund include internal auditing and regulatory services, coordination and preparation of reports and filings with the SEC and state securities authorities, and preparation of reports to the Fund's shareholders and Trustees. For these services, the Fund pays Countrywide a fee based on it's average daily net assets equal to .10% per annum of the first $25 million of such assets, .075% per annum of the next $25 million of such assets, and .05% per annum of the amount of such assets in excess of $50 million, subject to a monthly minimum of $1,000.

Countrywide also provides accounting and pricing services to the Fund. Countrywide receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

Portfolio Transactions and Brokerage
Decisions to buy and sell securities for the Fund and negotiation of the Fund's brokerage commission rates are determined by the Advisor. In selecting a broker to execute each particular transaction, the Advisor may take a number of factors into consideration, only one of which may be the best net price available. Among the additional factors the Advisor may take into consideration when selecting a broker are the research and investment services that a broker may provide. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services being offered.

The Advisor may also consider sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In placing portfolio business with such broker-dealers, the Advisor will seek the best execution of each transaction.

DIVIDENDS, DISTRIBUTIONS AND TAXES

On an annual basis the Fund distributes to shareholders virtually all of its income from interest and dividends, as well as any capital gains realized from the sale of securities. Distributions of income and capital gains will be automatically reinvested in additional shares of the Fund, unless you elect to receive these distributions in cash on the account application or by calling or writing to the Transfer Agent.

The income dividends and distributions of short-term capital gains that you receive are taxable to you as ordinary dividend income. Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. Both dividends and capital gains distributions are taxable to you whether received in cash or reinvested in additional shares. Although the Fund does not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as byproducts of the ordinary investment activities of the Fund. Consequently, distributions will vary considerably from year to year. Distributions of dividends and capital gains that are declared in December, even if paid to you in January, are taxed as if they had been paid to you in December.

If you sell or exchange shares of the Fund, any gain or loss you have is a taxable event, which means that you may have a capital gain or loss to report when you complete your Federal income tax return.

Distributions of dividends or capital gains, and capital gains or losses from your sale of Fund shares, may be subject to state and local taxes as well.

The foregoing tax information is provided as general information and will not apply to you if you are investing in a tax-deferred account such as an IRA. You should consult your own tax advisor about the tax consequences of an investment in the Fund. The Fund must consider the interests of all Fund shareholders and so reserves the right to delay your redemption proceeds -- up to five business days -- if the amount will disrupt the Fund's operation or performance.

The Fund has elected and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By distributing all of its net investment income and realized capital gains and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income taxes. If the Fund distributes annually less than 98% of its net investment income and net realized capital gains, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

Any distributions designated as realized net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable as long-term capital gain, regardless of the holding period of your shares. All or a portion of any dividends paid by the Fund to corporate shareholders may, under certain circumstances, be eligible for the dividends received deduction. If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and generally be subject to tax.

The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of the Fund, the loss may be disallowed for tax purposes if shares of the Fund are purchased within (before or after) 30 days of the sale.

The IRS requires backup withholding of federal income tax of 31% of the gross amount of dividends, capital gain distributions, and redemption proceeds paid or credited to shareholders who do not furnish a valid social security or taxpayer identification number. The preceding is only a brief summary of the Federal income tax considerations affecting the Fund and its shareholders. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situation.

HOW NET ASSET VALUE IS DETERMINED

The price of Fund shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open.

The per share net asset value of the Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, portfolio securities are valued at market value as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

Investments in mutual insurance company fixed general account annuities are valued at their cash surrender value.

Since the Fund does not impose any sales commission or redemption fee, both the purchase price and the redemption price of a Fund share is the same and will be equal to the next calculated net asset value of a share of the Fund.

PERFORMANCE INFORMATION

From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise yield. Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5, and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, Investors Business Daily, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of other mutual funds within its category as determined by Lipper or by any other recognized mutual fund ranking organization, or recognized indicators such as the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Advisor's view of current or past market conditions or historical trends.

                               INVESTMENT MANAGER

                                BOWES FUNDS, LLC
                         4520 EAST WEST HWY, SUITE #540
                            BETHESDA, MARYLAND 20814
                    (301) 654-9567 http://www.bowesfunds.com


                 SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

                         COUNTRYWIDE FUND SERVICES, INC.
                                  P.O. BOX 5354
                           CINCINNATI, OHIO 45201-5354


                                    CUSTODIAN

                                 STAR BANK, N.A.
                                425 WALNUT STREET
                             CINCINNATI, OHIO 45202


                                  LEGAL COUNSEL

                            SULLIVAN & WORCESTER LLP
                          1025 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036


                                FUND DISTRIBUTOR

                          COUNTRYWIDE INVESTMENTS, INC.
                                312 WALNUT STREET
                           CINCINATTI, OHIO 45201-5354


                              INDEPENDENT AUDITORS

                               ARTHUR ANDERSEN LLP
                                425 WALNUT STREET
                             CINCINATTI, OHIO 45202

Table of Contents
-----------------

                                    Page                                               Page
                                    ----                                               ----

Portfolio Expenses                    2            Management of the Fund               17
Investment Objective,                              Dividends, Distributions
  Policies, and Risks                 2              and Taxes                          20
How to Purchase Fund Shares           8            How Net Asset Value is
Account Application                  11              Determined                         21
How to Redeem Fund Shares            15            Performance Information              22

Part B  STATEMENT OF ADDITIONAL INFORMATION

BOWES INVESTMENT TRUST
4520 East West Hwy, Suite #540
Bethesda, MD  20814
(301) 654-9567
http://www.bowesfunds.com

This Statement of Additional Information is not a prospectus and should be read
in conjunction with the Prospectus dated             , 1998 with the Securities
and Exchange Commission. To obtain a free copy of the prospectus call the Fund's Advisor at 301-654-9567. This Statement of Additional Information is dated
             , 1998.

BOWES INVESTMENT TRUST
BANK AND INSURANCE FUND

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RISKS.................. 1
CAPITAL SHARES............................................. 7
TRUSTEES AND OFFICERS...................................... 8
INVESTMENT ADVISORY AND OTHER SERVICES.....................11
DISTRIBUTION OF FUND SHARES AND 12B-1 PLAN.................12
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................13
TAXES......................................................14
PRICING AND REDEMPTION OF SECURITIES BEING OFFERED ........14
CALCULATION OF PERFORMANCE ................................15
STATEMENT OF ASSETS AND LIABILITIES........................15

INVESTMENT OBJECTIVE, POLICIES AND RISKS

The investment objective of the Fund is long term capital appreciation. The Fund will normally invest at least 65% of its assets in the equity securities of United States based issuers in the banking and insurance industries. As the nature of the banking and insurance industries are impacted by mergers, regulations, or product line dynamics, additional types of equity issuers that derive a substantial portion of their revenues from those industries may be eligible for investment by the Fund. As part of its value investing strategy, the Fund intends to deposit a portion, not to exceed 5% of its net assets, in savings accounts of domestic mutual bank and thrift institutions and to invest a portion, not to exceed 5% of its net assets, in general account fixed annuities of domestic mutual life insurance companies, each of which may entitle the Fund to participate in conversions and de-mutualizations, respectively, that may occur in the future. The Fund intends to achieve its primary investment objectives by fundamental investment analysis to uncover opportunities for capital appreciation because of:

                      Mergers & product line expansion,

                      Management effectiveness and use of technology,

                      Mutual conversions, and

                      Modernization of regulations.

Supervision and Regulatory Environment
THE FOLLOWING REFERENCES TO MATERIAL STATUTES AND REGULATIONS AFFECTING FINANCIAL INSTITUTIONS ARE ONLY BRIEF SUMMARIES THEREOF AND DO NOT PURPORT TO BE COMPLETE AND THEY ARE QUALIFIED IN THEIR ENTIRETY BY REFERENCE TO SUCH STATUTES AND REGULATIONS. ANY CHANGES IN APPLICABLE LAW OR REGULATION MAY HAVE A MATERIAL EFFECT ON THE BUSINESS AND RESULTS OF OPERATIONS OF A PARTICULAR FINANCIAL INSTITUTION OR INDUSTRY SEGMENT. PROSPECTIVE INVESTORS IN THE FUND ARE URGED TO REFER TO SUCH STATUTES, REGULATIONS AND SUCH INFORMATION, AS APPLICABLE.

The financial performance and management of banks and insurers is not only influenced by company management and by general economic conditions (e.g. interest rates, real estate and business cycles, volatility of the capital markets, and property casualty loss experience) but also by policies of various governmental authorities. Depending on the particular type of financial institution, the governmental authorities or self-regulatory organizations include but are not limited to the, National Association of Insurance Commissions ("NAIC"), State Insurance Departments, the Federal Reserve Board ("FRB"), The Federal Deposit Insurance Corporation ("FDIC"), the Office of the Comptroller of the Currency ("OCC"), the Office of Thrift Supervision ("OTS"), the Securities and Exchange Commission ("SEC"), the Internal Revenue Service ("IRS"), and state securities and banking and taxing authorities. These regulatory authorities regulate the scope of the financial institutions business, investment activities, capital levels, reserves against losses and deposits, collateral requirements, the establishment of offices in additional locations, mergers, acquisitions, the issuance of equity and debt securities, and the payment of dividends. These authorities also establish a comprehensive method for the periodic examination of financial institutions and an enforcement mechanism for violations of applicable laws and regulations. This system of supervision and regulation is intended primarily for the protection of depositors and policyholders rather than the shareholders of financial institutions.

The financial institutions in which the Fund will make securities investments that are subject to the registration requirements of the Securities Act of 1933, as amended (the "1933 Act") and /or the Securities Exchange Act of 1934, as amended (the "1934 Act"), must register their securities with the SEC. Consequently such companies are subject to the information and periodic reporting requirements, proxy solicitation, insider trading and other restrictions and requirements of the SEC under the 1934 Act. Similarly, the OCC, the FDIC and the OTS, each of which regulates a segment of the banking industry, administer the provisions of the 1934 Act as they relate to national banks, banks other than member banks, and savings associations, respectively. These banking agencies also require that such institutions subject to their jurisdiction and the registration requirements of the 1934 Act register their securities with such federal banking agencies and, although securities issued by banks and savings associations are exempt from the registration requirements of the 1933 Act, that they comply with their rules and regulations with respect to the offering of their securities to the public.

In recent years, the laws governing these industries have been simplified and have become more uniform and coordinated among jurisdictions. Further reforms of the banking and insurance regulations have been proposed. While the current regulatory environment has been in place, the banking and insurance industries have experienced overall financial condition improvement. For example, the adoption of interstate banking legislation in 1994 resulted in the removal of substantially all geographic barriers for banks and thrifts. In addition, the Financial Institutions Reform, Recovery, and Enforcement Act of 1989 ("FIRREA") and the Federal Deposit Insurance Corporation Improvement Act of 1991 ("FDICIA"), which provided banks and thrifts with the initial eligibility to merge, coupled with legislation enacted in the early autumn of 1996 which virtually eliminated all remaining impediments to the mergers of banks and thrifts by substantially altering the treatment of bad debt reserves and by recapitalizing the Savings Association Insurance Fund ("SAIF"), has resulted in the rapid consolidation of the banking and thrift industries. Legislative initiatives have facilitated the conversion of mutual banks, thrifts and insurers to stock ownership form. There is the risk that the rules and regulations could change to be more restrictive and create a less favorable industry operating environment. For example, any regulator could alter (a) minimum capitalization requirements, (b) asset quality standards, (c) limitations on the separation of various banking, securities, insurance and deposit taking, and (d) limitations on market share and concentration.

Investment Limitations
The Fund is subject to the restrictions below. Restrictions 1 through 8 are fundamental and, as such, may not be changed without the approval of the lesser of (i) 67 percent or more of the voting securities present at a meeting if the holders of more than 50 percent of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50 percent of the outstanding voting securities of the Fund. The Fund will not:

        (1) purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act;

        (2) purchase or sell real estate, except, in accordance with applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate;

        (3) make loans, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of loans;

        (4) engage in the business of underwriting securities issued by others except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities;

        (5) borrow money, except that the Fund may borrow from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 5% of the value of the Fund's net assets at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's net assets, the Fund will not make any additional investments;

        (6) invest more than 25% of its total assets in the securities of any one industry, except that, under normal market conditions, the Fund will (a) invest more than 25 % of its total assets in the securities of issuers in the banking industry; and (b) invest more than 25% of its total assets in the securities of issuers in the insurance industry;

        (7) purchase securities on margin or make short sales (except for tax management reasons);

        (8) make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940;

        (9) pledge, mortgage, or hypothecate any of its assets except in connection with permissible borrowings of the Fund;

        (10) invest for the purpose of exercising control over management of any company;

        (11) invest in the securities of other investment companies except to the extent such purchases are permitted by applicable law;

        (12) purchase or otherwise acquire illiquid securities if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (included in this limitation are investments in mutual insurance company general fixed annuities); and

        (13) invest in index option contracts, stock options and interest rate swaps and options if as a result more than 5% of its net assets would be committed to such options contracts and interest rate swaps.

Options on Securities
In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian, or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written, and the exercise price of the call held (i) is equal to or less than the exercise price of the call written, or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid assets in a segregated account with its custodian.

The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and when the Advisor believes that writing the option would achieve the desired hedge.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then-current market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exit, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing

Corporation ("OCC") may not at all times be adequate to handle current trading volume; or, (vi) one of more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option, plus the appreciation in the market price of the underlying security up to the exercise price, will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price; and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

Interest Rate Swaps and Swap-Related Products
The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. The Advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of financial institutions acting both as principals and as agents utilizing standardizing swap documentation. The Advisor has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations that are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount accrued on a daily basis, of its obligations with respect to any caps or floors.

The value of any interest rate swap transactions may, when combined with the value of any option contracts held by the Fund, may not exceed 5% of the net assets of the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

CAPITAL SHARES
The Trust is an open-end management investment company organized on February 3, 1998 as a business trust under the laws of the State of Delaware. The Trust currently offers one portfolio of securities, the Bank and Insurance Fund. The Trust is authorized to issue an unlimited number of capital shares. Each share of the Fund has equal voting, dividend, distribution and liquidation rights. Fund shares have par value equal to $.001 per share. Shares of the Fund have no preemptive rights and only such conversion or exchange rights as the Trustees may grant in its discretion. When issued for payment the Fund's shares will be fully paid and non-assessable. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate except as otherwise required by the 1940 Act or applicable Delaware law. Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. The Fund does not intend to hold annual shareholder meetings. The Board may hold special meetings for matters requiring shareholder approval. A special shareholders meeting may be called by shareholders holding at least 10% of the outstanding shares in order to consider the removal of a trustee of the Fund. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Fund so request. Subject to certain limitations, the Fund will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

TRUSTEES AND OFFICERS

Trustees of the Fund
The Trustees of the Fund and their principal occupations during the past five years are set forth below.

Name                                Age     Address
----                                ---     -------
Harry M.K. Johnston                  61     c/o Public Savings Bank
Trustee                                     2300 Computer Ave, Suite H42
                                            Willow Grove, PA  19090

Principal Occupation:
Bank Executive; Consultant
Division Manager, Public Savings Bank since 1996; Contract Consultant to Resolution Trust Company from 1993 to 1996; Independent Consultant from 1991 to 1993; President and CEO, Chestnut Hill National Bank from 1984 to 1991; Past Chairman, Committees of the Pennsylvania Bankers Association.

Name                                Age     Address
----                                ---     -------
Louis M. Marmon, M.D., Ph.D.         41     9711 Medical Center Dr. #212
Trustee                                     Rockville, MD 20850


Principal Occupation:
Surgeon
Director of Pediatric Surgery, Shady Grove Adventist Hospital, Maryland since 1994; Director of Pediatric Surgical Research, Georgetown University School of Medicine and Clinical Assistant Professor of Surgery, Georgetown University School of Medicine from 1990 to 1994; Medical Director, Chartwell Health Management, Inc. since March, 1997.

Name                                Age     Address
----                                ---     -------
Thomas P.F. Kiely, J.D.             42      4767 Berkeley Terrace, N.W.
Trustee                                     Washington, D.C. 20007

Principal Occupation:
Attorney, Aviator and Engineer.
Major, U.S. Army Reserve - Judge Advocate General's Corps. Since May, 1997; Attorney, Federal Aviation Administration - Office of the Chief Counsel, Procurement Litigation Division from 1993 to the present; Former Aviator, Major, U.S. Marine Corps; 1977 Graduate United States Naval Academy

Name                                Age     Address
----                                ---     -------
Robert B. Bowes *                   36      c/o Bowes Funds, LLC
Trustee and President                       4520 East-West Hwy, Suite 540
                                            Bethesda, Maryland 20814

Principal Occupation:
Insurance and Mutual Fund Corporate Finance Banker;

Chief Executive Officer, Bowes Funds, LLC since October, 1997; Chief Financial Officer - Financial Institution Partners, L.P., a private bank equity investment partnership based in Washington D.C. and it's affiliates including Hovde Financial, Inc., a bank specialized merger advisory firm, from September, 1996 to September, 1997; President - Fund Commission Services, Inc., a financial advisor to mutual fund company managers and distributors based in New York, NY, from June, 1992 to August, 1996; Vice President - The Chase Manhattan Bank, N.A.
- Financial Institutions Group, New York, NY, from October, 1985 to June, 1992.

* Trustees who are "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended, (the "1940 Act"). Trustee(s) of the Fund who are officers or employees of the investment adviser receive no remuneration from the Fund. Each of the other Trustees is paid a fee of $500 for each meeting attended and is reimbursed for the expenses of attending meetings.

Officers of the Fund

Name                                Age     Address
----                                ---     -------
Robert B. Bowes                     36      c/o Bowes Funds, LLC
President and                               4520 East-West Hwy, Suite 540
Chief Executive Officer                     Bethesda, Maryland 20814

Principal Occupation: Same as Above

Name                                Age     Address
----                                ---     -------
Thomas I. Carocci,                  27      c/o Bowes Funds, LLC
Vice President and Secretary                4520 East-West Hwy, Suite 540
                                            Bethesda, Maryland 20814

Principal Occupation:
Controller, Mackenzie & Co. (Election Consultants) from February, 1996 to November, 1997; Lebouef, Lamb, Green & MacRae, (Law Firm) Legal Intern during 1993 and 1994; Received J.D. degree from Duquesne University School of Law -June, 1995.

Name                                Age     Address
----                                ---     -------
Mark J. Seger, CPA, CFP             36      c/o Countrywide Fund Services, Inc.
Senior Vice President                       312 Walnut Street, 21st Floor
and Treasurer                               Cincinnati, Ohio 45201-5354

Principal Occupation:
Chief Operating Officer of Countrywide Fund Services, Inc.

Name                                Age     Address
----                                ---     -------
Robert G. Dorsey                    40      c/o Countrywide Fund Services, Inc.
Senior Vice President                       312 Walnut Street, 21st Floor
                                            Cincinnati, Ohio 45201-5354

Principal Occupation:
President of Countrywide Fund Services, Inc.

Name                                Age     Address
----                                ---     -------
John F. Splain                      41      c/o Countrywide Fund Services, Inc.
Senior Vice President                       312 Walnut Street, 21st Floor
                                            Cincinnati, Ohio 45201-5354

Principal Occupation:
General Counsel of Countrywide Fund Services, Inc.

TRUSTEE COMPENSATION TABLE

                                                         Total
                                                         Compensation
                                   Aggregate             from
                                   Compensation          Registrant &
Name of Person,                    from                  Mutual Fund
Fund Position                      Registrant            Complex
-------------                      ----------            -------
Robert B. Bowes, Trustee           $  -0-                $  -0-
President & Chief Executive
Officer

Harry M.K. Johnston,                2,000                 2,000
Trustee

Louis M. Marmon, M.D., Ph.D.        2,000                 2,000
Trustee

Thomas P.F. Kiely,                  2,000                 2,000
Trustee

The preceding table sets forth information regarding projected annual compensation (expressed in dollars) of the Trustees. Officers of the Fund and Trustee(s) who are interested persons of the Fund do not receive any compensation from the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES
The investment advisor of the Fund is Bowes Funds, LLC (the "Advisor"). The Advisor is wholly-owned and controlled by Robert B. Bowes. The Advisor has no prior experience with the management of registered investment companies. Under the terms of the Investment Advisory Agreement between the Fund and the Advisor (the "Agreement"), the Advisor furnishes overall investment management for the Fund, provides research and credit analysis, oversees the purchase and sales of portfolio securities, maintains books and records with respect to Fund securities transactions and provides periodic and special reports to the Board of Trustees as required. Pursuant to the Agreement, the Fund pays the Advisor a fee computed daily and payable monthly, at an annual rate of 1.00% of the Fund's average daily net assets. The Agreement expires two years from the date of its effectiveness, at which time it can be renewed for successive one year periods, provided that such continuance is specifically approved annually by (a) the vote of a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Trustees.

The Agreement may be terminated at any time by (a) the vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) or (b) the vote of a majority of the outstanding voting securities of the Fund, without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with the Fund without penalty on 90 days' written notice to the Fund. The Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

ADMINISTRATOR
The Fund has retained Countrywide Fund Services, Inc. (Countrywide) to provide administration services to the Fund. The administrative services provided by

Countrywide to the Fund include internal auditing and regulatory services, coordination and preparation of reports and filings with the SEC and state securities authorities, and preparation of reports to the Fund shareholders and Trustees. For these services, the Fund pays Countrywide a fee (computed daily and payable monthly) based on the average net assets of the Fund equal to .10% per annum.

DISTRIBUTION OF FUND SHARES AND 12b-1 PLAN

Distribution of Fund Shares
The Fund has entered into an Underwriting Agreement with Countrywide Investments, Inc. or an affiliate to serve as the Fund's Distributor. Countrywide Investments, Inc. was organized in 1974 and is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

The Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain costs for the distribution of its shares. The Plan provides for the payment to the Advisor of a 12b-1 fee of .25 of 1% (0.25%) per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The expenses paid by the Advisor include, but are not limited to, payments made to and expenses of persons (including employees of the Advisor) who are engaged in, or provide support services in connection with, the distribution of Fund shares, such as answering routine telephone inquiries and processing shareholder requests for information; compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) paid to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Fund shares; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of the Fund; costs involved in preparing, printing and distributing sales literature for the Fund; costs involved in obtaining whatever information, analyses and reports with respect to market and promotional activities on behalf of the Fund that the Advisor deems advisable; and such other costs as may from time to time be agreed upon by the Fund. Actual distribution expenses may be more or less than the .25% per annum (but in any event the Advisor will be paid .25% per annum of net assets). Such payments are to be made monthly by the Fund to the Advisor with respect to each fiscal year of the Fund to reimburse the actual distribution expenses incurred by the Advisor in such year. From time to time the Fund may engage in activities to promote the sale of the shares of the Fund and other funds that are or may in the future be advised or administered by the Advisor which costs are not readily identifiable as related to any one fund. In such cases, the Advisor allocates the cost of the activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the Trustees.

The Plan will continue in effect from year to year if approved at least annually by a majority of the Fund's Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Trustees approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Trustees conclude at least annually that continuation of the Plan is likely to benefit shareholders.

The Plan may not be amended to increase materially the amount to be spent on distribution of shares of the Fund without shareholder approval.

PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund and negotiation of brokerage commission rates are made by the Advisor. Transactions on exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices that include underwriting fees. In selecting a broker to execute each particular transaction, the Advisor takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the Advisor will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund or the Advisor's other clients. Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Trustees may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the investment adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Advisor's ongoing responsibilities with respect to the Fund.

TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities on loans, and gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer )other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest, and any realized net short-term and long-term capital gains) for the taxable year is distributed. The Fund intends to distribute substantially all such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a non-deductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its realized capital gains in excess of its realized capital losses for a one year period generally ending on October 31 of the calendar year, and (3) all ordinary income and net realized capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid as on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which such distribution is declared, rather than the calendar year in which the distributions are received.

PRICING AND REDEMPTION OF SECURITIES BEING OFFERED
The Fund continuously offers its shares for sale and redemption without sales or redemption charges at net asset value calculated in accordance with generally accepted accounting principals. The net asset value of the Fund is determined as of the close of trading of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each "Business Day." A Business day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

How to Redeem Fund Shares
The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend or holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b)it is not reasonably practical for the Fund to determine the fair value of its net assets; and (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

It is possible that conditions may exist in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for redemptions in cash. In such cases the Trustees may authorize payment to be made in portfolio securities of the Fund. However, the Fund is obligated under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs on their sales.

CALCULATION OF PERFORMANCE DATA

Average annual total return is the average annual compound rate of return for various time periods (i.e., one year, five years and ten years), all ended on the last day of the most recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

         n
P (1 + T)   =   ERV

Where:
        T      = average annual total return
        P      = a hypothetical initial investment of $1,000 made at the beginning of the applicable period
        n      = number of years
        ERV    = ending redeemable value at the end of the applicable period

It should be noted that average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

The Fund may also quote the Fund's performance as expressed by a measure of total return which is calculated differently from average annual return. Total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Philadelphia Stock Exchange Bank Index, and the Russell 2000 Index.

From time to time, in advertising, marketing and other Fund literature, the performance of the Fund may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of the Fund's risk. From time to time, the average price-earnings ratio and other attributes of the Fund's or the model portfolio's securities, may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund over a stated period of time. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities of the Fund as of February 3, 1998, set forth below, has been so included in reliance on the report of Arthur Andersen LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholder of
the Bank and Insurance Fund of Bowes Investment Trust:

We have audited the accompanying statement of assets and liabilities of the Bank and Insurance Fund of Bowes Investment Trust as of February 3, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Bank and Insurance Fund of Bowes Investment Trust as of February 3, 1998 in conformity with generally accepted accounting principles.

                                                   ARTHUR ANDERSEN LLP

Cincinnati, Ohio
February 3, 1998

                             Bowes Investment Trust
                             Bank and Insurance Fund

                       Statement of Assets and Liabilities
                                February 3, 1998

ASSETS

Cash  . . . . . . . . . . . . . . . . . . . . . . .   $ 100,000
Organization costs (Note 2) . . . . . . . . . . . .       8,000
                                                          -----

TOTAL ASSETS  . . . . . . . . . . . . . . . . . . .     108,000


LIABILITIES

Accrued Expenses (note 2) . . . . . . . . . . . . .       8,000
                                                          -----

TOTAL LIABILITIES . . . . . . . . . . . . . . . . .       8,000

Net Assets for shares of beneficial
  Interest outstanding  . . . . . . . . . . . . . .     100,000
                                                        -------

Shares outstanding  . . . . . . . . . . . . . . . .      10,000
                                                         ------

Net asset value, offering price and redemption
  price per share   . . . . . . . . . . . . . . . .   $   10.00
                                                      ---------

The accompanying notes are an integral part of this statement.

                             BOWES INVESTMENT TRUST
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                             AS OF FEBRUARY 3, 1998

(1) The Bank and Insurance Fund (the Fund) is a diversified series of the Bowes Investment Trust, an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated February 3, 1998. On February 3, 1998, 10,000 shares of the Fund were issued for cash at $10.00 per share. The Fund has had no operations except for the initial issuance of shares.

(2) Expenses incurred in connection with the organization of the Fund and the initial offering of shares are estimated to be $8,000. These expenses have been or will be paid by Bowes Funds, LLC (the Adviser). Upon commencement of the public offering of shares of the Fund, the Fund will reimburse the Adviser for such expenses, with that amount being capitalized and amortized on a straight line basis over five years. As of February 3, 1998, all outstanding shares of the Fund were held by the Adviser, who purchased these shares in order to provide the Trust with its required capital. In the event the initial shares of the Fund are redeemed by any holder thereof at any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata share (based upon the portion of the shares redeemed in relation to the required capitalization) of the unamortized deferred organizational expenses as of the date of such redemption.

(3) Reference is made to the Prospectus and this Statement of Additional Information for a description of the Management Agreement, the Underwriting Agreement, the Distribution Expense Plan, the Administration Agreement, the tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

PART C  APPENDIX
OTHER INFORMATION

Financial Statements and Exhibits
(a)     Financial Statements
        Audited Statement of Assets and Liabilities
        Account Application

(b)            Exhibits
(1)            Declaration of Trust of the Registrant
(2)            By-Laws of the Registrant
(3)            Not Applicable
(4)            Not Applicable
(5)(a)         Investment Advisory Agreement between Registrant and Bowes Funds, LLC
(6)            Underwriting Agreement between the Registrant and Countrywide Investments, Inc.
(7)            Not Applicable
(8)(a)         Custody Agreement between Registrant and Star Bank, N.A.
   (b)         Letter from Star Bank, N.A. setting forth schedule of remuneration for custodian services.
(9)(a)         Administration Agreement between Registrant and Countrywide Fund Services, Inc.
   (b)         Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Registrant and Countrywide Fund Services, Inc.
   (c)         Accounting Services Agreement between Registrant and Countrywide Fund Services, Inc.
(10)           Opinion and consent of Counsel
(11)           Consent of Independent Auditors
(12)           Not Applicable
(13)           Initial Capital Agreement between Registrant and Bowes Funds, LLC dated February 3,
               1998
(14)           Not Applicable
(15)           Rule 12b-1 Distribution Plan
(16)           Not Applicable

(17)           Not Applicable

(18)           Not Applicable

(19) (a)       Powers of Attorney of Independent Trustees of Registrant

     (b)       Consent of Persons Serving as Trustees

Persons Controlled by or Under Common Control with Registrant The Registrant is not directed or indirectly controlled by or under common control with any person other than its Trustees.

Number of Record Holders
As of the date of this Registration Statement, the Fund's Advisor was the only shareholder of record of the Registrant's shares.

Indemnification
Reference is made to Article Seven of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the shares being registered, the Registrant will submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Business and Other Connections of Investment Adviser
Bowes Funds, LLC serves as the investment adviser for the Registrant. The business and other connections of Bowes Funds, LLC are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Bowes Funds, LLC as currently filed with the SEC. The Officers of Bowes Funds, LLC are Robert B. Bowes, President, Thomas I. Carocci, Vice President and Michael J. Henry, Vice President.

Principal Underwriter
Countrywide Investments, Inc. or an affiliate
312 Walnut Street
Cincinnati, Ohio 45201-5354

Location of Accounts and Records
The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Countrywide Fund Services, Inc. at 312 Walnut Street, Cincinnati, Ohio 45201-5354. Certain records relating to the Fund's portfolio securities are maintained by Bowes Funds, LLC at 4520 East-West Hwy., Suite 540, Bethesda, Maryland, 20814.

Management Services   Not Applicable.

Undertakings
(a) Not Applicable.

(b) Registrant undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement under the Securities Act of 1933 or the date on which Registrant becomes operational.

(c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge, in the event that the information called for by Item 5A of Form N-1A has been presented in the Registrant's latest annual report to shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland in the State of Maryland on the 3rd day of February, 1998.

BOWES INVESTMENT TRUST

By:     /s/    Robert B. Bowes
        -----------------------------

Robert B. Bowes
Trustee and Chairman

By:     /s/    Harry M.K. Johnston
        -----------------------------

Harry M.K. Johnston
Trustee

By:     /s/    Louis M. Marmon
        -----------------------------

Louis M. Marmon, M.D., Ph.D.
Trustee

By:     /s/    Thomas P.F. Kiely
        ----------------------------
Thomas P.F. Kiely, J.D.
Trustee

Bowes Investment Trust                      Bank and Insurance Fund
Account Application                         ACCOUNT No. ________________

Please mail account application to:         FOR BROKER DEALER USE ONLY
                                            Firm Name:___________________
Bowes Bank and Insurance Fund               Home office Address:_________
P.O. Box 5354                               Branch Address: _____________
Cincinnati, Ohio 45201- 5354                Rep. Name & No.______________
                                            Rep. Signature: _____________

For help with this application or for a IRA, Roth IRA, 401(k) or 403(b) application call (301)654-9567.

BOWES BANK AND INSURANCE FUND

Initial Investment of  $ _____________________(minimum $2,000)

Check or draft enclosed payable to the Fund.

Bank Wire From:_________________________________________________________

Account Name                                       S. S. #/ Tax I. D. #

----------------------------------------------     -----------------------
Name of Individual, Corporation,                   Custodial account use
Organization ,or Minor                             Minor's S.S#

----------------------------------------------
Name of Joint Tenant, Partner, Custodian

Citizenship:
[ ]  U.S.
[ ]  Other __________________________

Address                                                 Phone

-------------------------------------------------------(-----)---------

Street or Address                                       Business Phone

------------------------------------------------------(----)-----------
        City                 State          Zip         Home Phone

Check Appropriate Box:

[ ]  Individual
[ ]  Joint Tenant (Right of survivorship presumed)
[ ]  Partnership
[ ]  Corporation
[ ]  Trust
[ ]  Custodial
[ ]  Non-Profit
[ ]  Other

Occupation and Employer Name and Address:

-----------------------------------------

-----------------------------------------

Are you an associated person of a NASD member?     ______ Yes/No

TAXPAYER IDENTIFICATION NUMBER - Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. Check box if appropriate:

[ ] I am exempt from backup withholding under the provisions of section 3406
    (a) (1) (c) of the Internal Revenue Code; or I am not subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

[ ] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.

DISTRIBUTION (If no election is checked the SHARE OPTION will be assigned.)

[ ] Share Option     Income distribution and capital gains automatically
                     reinvested in additional Shares.
[ ] Cash             Option Income distribution and capital gains distribution
                     paid in cash.

[ ] By Check

[ ] By ACH to my bank checking or savings account. Please attach a voided check.

        REDEMPTION OPTIONS

I (we) authorize the Trust or Countrywide Fund Services, Inc. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks described below (if check writing is selected), to have amounts withdrawn from my (our) account in the Bowes Bank and Insurance Fund and:

[ ] Wired ($1,000 minimum) or mailed to my (our) bank account designated below.
    I we further authorize the use of automated cash transfers to and from the account designated below. NOTE: For wire redemptions, the indicated bank should be a commercial bank. Please attach a voided check for the account.

Bank Account Number __________ Bank Routing Transit Number ____________

Name of Account Holder _________________________________________________________

Bank Name _____________________ Bank Address __________________________
                                               City          State

SIGNATURES

By signature below each investor certifies the investor has received a copy of the Fund's Prospectus, that he or she is of legal age, and that he or she has full authority and legal capacity for himself/herself or the organization named below, to make this investment and to use the options selected above. The investor appoints

Countrywide Fund Services, Inc. as his or her agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of services charges incurred by the investor. The investor further agrees that Countrywide Fund Services, Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself/herself and his/her successors and assigns does hereby release Countrywide Fund Services Inc., Bowes Investment Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein. Neither the Trust, Countrywide Fund Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The investor(s) will bear the risk of any such loss. The Trust or Countrywide Fund Services, Inc., or both, will employ reasonable procedures to determine that telephone instructions are reasonable are genuine. If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

--------------------------------    ----------------------------------
Signature of Individual Owner,      Title of Corporate Officer, Trustee
Corporate Officer, Trustee

----------------------------------------------     ----------------------
Signature of Joint Owner, if Any                          Date

NOTE: Corporations, trusts and other organizations must complete the resolution form. Unless otherwise specified, each joint owner should have shall have full authority to act on behalf of the account.

AUTOMATIC INVESTMENT PLAN (Complete for Investments In the Fund) The Automatic Investment Plan is available for the Bowes Bank and Insurance Fund. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. For an account that is open by using this plan, the minimum initial investment must be $500.00. Though a continuous program of 12 monthly investment is recommended, the plan may be discontinued by the shareholder at any time.

Please invest $________ per month in the Bowes Bank and Insurance Fund.

ABA Routing Number __________________Account Number ___________________

[ ]  Checking Account
[ ]  Savings Account

Please make my automatic investment on:
[ ]  the last business day of each month
[ ]  the 15th day of each month
[ ]  both the 15th and last business day of each month.

--------------------------------------------       ----------------------
Name of Financial Institution (FI)                 City          State

------------------------------------        -------------------------
Signature of Depositor as it appears        Signature of Joint Tenant
on FI Records
Please attach a voided check here for the Automatic Investment Plan.

Indemnification to Depositor's Bank

In consideration of your participation in a plan which Countrywide Fund Services, Inc (CFS) has put into effect, by which amounts, determined by your depositor, payable to the Bowes Bank and Insurance Fund, for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:

CFS will indemnify and hold you harmless for any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of you depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such amount. CFS will defend, at its own cost and expense, any action which may be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation this arrangement. CFS will refund to you any amount erroneously paid by you to the Fund if the claim for the amount of such erroneous payments is made by you within six (6) months, of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

RESOLUTIONS (This section to be completed by Corporations, Trusts and Other Organizations.

RESOLVED: That this corporation or organization become a shareholder of the Bowes Bank and Insurance Fund (the Trust) and that ____________________________________ is hereby authorized to complete and execute this the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint Countrywide Fund Services, Inc. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.

                             CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the:

--------------------------------------------------------
(Name of Organization)

incorporated or formed under the laws of  _______

                                          (State)

and were adopted at the Board of Directors or Trustees of the organization or corporation duly called and held on _____________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

               NAME                                       TITLE

------------------------------------               -----------------

------------------------------------               -----------------

------------------------------------               -----------------

Witness my hand and seal of the corporation or organization this ________________________ day of _______________________, 19______


-----------------------------       ----------------------------------------
Secretary-Clerk                     Other Authorized Officer (if required)

* If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

Part C

Financial Statements and Exhibits

                             BOWES INVESTMENT TRUST

                             BANK AND INSURANCE FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                      AS OF

                                FEBRUARY 3, 1998

                                  TOGETHER WITH

                                AUDITORS' REPORT

                             BOWES INVESTMENT TRUST

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                             AS OF FEBRUARY 3, 1998

Report of Independent Public Accountants

To the Trustees and Shareholder of the Bank and Insurance Fund of Bowes Investment Trust:

We have audited the accompanying statement of assets and liabilities of the Bank and Insurance Fund of Bowes Investment Trust as of February 3, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Bank and Insurance Fund of Bowes Investment Trust as of February 3, 1998 in conformity with generally accepted accounting principles.

                               ARTHUR ANDERSEN LLP

Cincinnati, Ohio
February 3, 1998

BOWES INVESTMENT TRUST

BANK AND INSURANCE FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 3, 1998

ASSETS

Cash                                                            $ 100,000
Organization costs (Note 2)                                         8,000
    TOTAL ASSETS                                                  108,000

LIABILITIES

Accrued expenses (Note 2)                                           8,000
    TOTAL LIABILITIES                                               8,000

NET ASSETS FOR SHARES OF BENEFICIAL

    INTEREST OUTSTANDING                                        $ 100,000


SHARES OUTSTANDING                                                 10,000

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE

    PER SHARE                                                   $   10.00


The accompanying notes are an integral part of this statement.



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



Notes to Statement of Assets and Liabilities

(1) The BANK AND INSURANCE FUND (the Fund) is a diversified series of the BOWES INVESTMENT TRUST, an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated February 3, 1998. On February 3, 1998, 10,000 shares of the Fund were issued for cash at $10.00 per share. The Fund has had no operations except for the initial issuance of shares.

Expenses incurred in connection with the organization of the Fund and the initial offering of shares are estimated to be $8,000. These expenses have been or will be paid by Bowes Funds, LLC (the Adviser). Upon commencement of the public offering of shares of the Fund, the Fund will reimburse the Adviser for such expenses, with that amount being capitalized and amortized on a straight-line basis over five years. As of February 3, 1998, all outstanding shares of the Fund were held by the Adviser, who purchased these initial shares in order to provide the Trust with its required capital. In the event the initial shares of the Fund are redeemed by any holder thereof at any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata share (based upon the portion of the shares redeemed in relation to the required capitalization) of the unamortized deferred organizational expenses as of the date of such redemption.

(3) Reference is made to the Prospectus and this Statement of Additional Information for a description of the Management Agreement, the Underwriting Agreement, the Distribution Expense Plan, the Administration Agreement, tax aspects of the Funds and the calculation of the net asset value of shares of the Fund.



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